ACCOUNTS RECEIVABLE (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Accounts receivable	¥ 19,847	$ 2,887	¥ 19,847
Less: Allowance for doubtful accounts	(19,847)	(2,887)	(19,847)
Accounts receivable, net	¥ 0	$ 0	¥ 0